Capital stock - Additional Information (Details)										1 Months Ended		12 Months Ended
	Nov. 27, 2020 CAD ($) $ / shares shares	Nov. 27, 2020 USD ($) shares	Sep. 18, 2020 CAD ($) shares	Sep. 02, 2020 CAD ($) shares	Apr. 10, 2020 CAD ($) shares	Mar. 05, 2020 CAD ($) shares	Mar. 04, 2020 CAD ($) shares	Jan. 20, 2020 CAD ($) $ / shares shares	Sep. 03, 2019 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	Jul. 31, 2020 CAD ($) shares	Aug. 31, 2021 CAD ($) shares	Aug. 31, 2020 CAD ($) shares	Aug. 31, 2019 CAD ($)	Jun. 03, 2021 $ / shares shares	Jun. 03, 2021 $ / shares shares	May 31, 2021 shares	Feb. 16, 2021 $ / shares shares	Feb. 16, 2021 $ / shares shares	Dec. 22, 2020 CAD ($) shares	Nov. 27, 2020 $ / shares	Sep. 03, 2020 shares
Disclosure of classes of share capital [line items]
Shares Issued | shares															284,495	284,495		30,000	30,000
Total consideration												$ 2,025,000	$ 1,982,075
Transaction costs												0	320,230
Professional fees												1,633,477	671,788	$ 111,653
Share-based compensation expense												7,121,444	1,312,071	$ 0
Price per share | (per share)															$ 12.21	$ 10.09		$ 19.13	$ 15.07
Issuance of shares [note 18]												2,025,000	$ 1,982,075
Advances to related parties												39,200
Initial Public Offering
Disclosure of classes of share capital [line items]
Total consideration	$ 33,430,239	$ 25,287,624
Transaction costs												$ 3,328,687
Professional fees	$ 502,857	$ 380,376
Number of shares issued during the period | shares	2,760,000	2,760,000
Price per share | (per share)	$ 13.22																				$ 10.00
Issuance of shares [note 18]	$ 33,430,239	$ 25,287,624
Cash commission paid to the underwriter	2,554,104	$ 1,932,000
Professional fees previously recorded in prepaids	$ 271,726
Board of directors
Disclosure of classes of share capital [line items]
Shares Issued | shares			45,351	547,297	540,540	86,486	36,036	76,577		6,757	357,973		6,757				3,067			69,650
Shares issued | shares												39,189
Total consideration			$ 167,799	$ 2,025,000	$ 118,333	$ 320,000	$ 100,000	$ 212,500		$ 25,000	$ 1,324,500
Transaction costs					91,800							$ 145,000
Professional fees			109,069		$ 26,533
Shares issued in exchange for services rendered | shares					31,982
Issuance of shares [note 18]			167,799	$ 2,025,000	$ 118,333	$ 320,000	$ 100,000	$ 212,500		$ 25,000	$ 1,324,500
Share Issue Related Cost			$ 58,730
Amount of conversion of advances from related parties																				$ 898,489
Advances to related parties																				$ 39,200
CFO
Disclosure of classes of share capital [line items]
Shares Issued | shares											205,795
Total consideration												$ 500,000
Shares issued in exchange for services rendered | shares												41,178
Maximum Shares issued in exchange for services rendered | shares												205,795
Share-based compensation expense											$ 572,110
Issuance of shares [note 18]												$ 500,000
Class A common stock
Disclosure of classes of share capital [line items]
Shares Issued | shares									75
Total consideration									$ 75
Exchange of shares | shares								600
Shares outstanding | shares								13,850,916
Ratio of shares exchanged								23,084.86
Pre Consolidation Of Voting Common Shares | shares																						3.7
Post Consolidation Of Voting Common Shares | shares																						1
Issuance of shares [note 18]									$ 75
Class A common stock | Board of directors
Disclosure of classes of share capital [line items]
Shares Issued | shares								2,643
Consideration per share | $ / shares								$ 0.11
Class A common stock | CFO
Disclosure of classes of share capital [line items]
Total consideration												2,500,000
Issuance of shares [note 18]												$ 2,500,000